Income Statement - ZAR (R) R in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Income Statement
Turnover		R 102,944	R 88,153	R 181,461
Materials, energy and consumables used		(45,960)	(35,887)	(76,606)
Selling and distribution costs		(3,794)	(3,388)	(7,060)
Maintenance expenditure		(4,676)	(4,424)	(9,163)
Employee-related expenditure		(14,789)	(13,574)	(27,468)
Exploration expenditure and feasibility costs		(167)	(213)	(352)
Depreciation and amortisation		(8,392)	(8,301)	(16,425)
Other expenses and income		(5,850)	(7,102)	(15,316)
Translation gains/(losses)		454	(1,190)	(11)
Other operating expenses and income		(6,304)	(5,912)	(15,305)
Equity accounted profits, net of tax		876	766	1,443
Operating profit before remeasurement items and once-off Sasol Khanyisa share-based payment		20,192	16,030	30,514
Remeasurement items		599	(4,244)	(9,901)
Sasol Khanyisa once-off share-based payment				(2,866)
Earnings before interest and tax (EBIT)		20,791	11,786	17,747
Finance income	[1]	420	1,192	1,716
Finance costs	[2]	(252)	(1,689)	(3,759)
Earnings before tax		20,959	11,289	15,704
Taxation		(5,057)	(3,562)	(5,558)
Earnings for the period		15,902	7,727	10,146
Attributable to
Owners of Sasol Limited		14,740	6,901	8,729
Non-controlling interests in subsidiaries		1,162	826	1,417
Earnings for the period		R 15,902	R 7,727	R 10,146
Per share information
Basic earnings per share (in rand per share)		R 23.92	R 11.29	R 14.26
Diluted earnings per share (in rand per share)		R 23.76	R 11.25	R 14.18

[1]	Finance income decreased due to lower dividend income. This is mainly due to the divestment from Petronas Chemicals Olefins Sdn Bhd in March 2018.
[2]	Finance costs decreased mainly due to the adoption of the amendment to IAS 23 'Borrowing Costs' on 1 July 2018, which resulted in a higher capitalisation of costs.